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WEIL, GOTSHAL & MANGES LLP
767 Fifth Avenue
New York, New York 10153

April 8, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:
  Refco Inc—
  Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of Refco Inc., a Delaware corporation (the "Company"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 101 of Regulation S-T under the Securities Act of 1933, as amended, is a Registration Statement on Form S-1 with respect to the registration of $575.00 million of the Company's common stock, par value $0.01 per share, together with exhibits thereto.

        A wire transfer in the amount of $67,677.50 in payment of the registration fee has been made to the Commission's account at Mellon Bank.

        The Commission may direct any questions or comments concerning this filing to the undersigned at (212) 310-8971.

Very truly yours,
/s/ ALEXANDER D. LYNCH
Alexander D. Lynch

cc. Mr. Christopher Windsor, Securities and Exchange Commission

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WEIL, GOTSHAL & MANGES LLP 767 Fifth Avenue New York, New York 10153